UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2000

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460

Signature, Place, and Date of Signing:



/s/ Ronald Sadoff             Milwaukee, Wisconsin         April 10, 2000
----------------------       ----------------------       ---------------
     (Signature)                  (City/State)                (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             51

Form 13F Information Table Value Total:   $331,544,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.


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                                      FORM 13F INFORMATION TABLE
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                         Title
                          of               Value    Shares/  Sh/  Put/  Invstmt   Other      Voting Authority
     Name of Issuer        Class  CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole  Shared  None
ALASKA AIR GROUP INC COM    COM  011659109   1,378    45,850   SH          Sole             45,850
AMERICA ON LINE             COM  02364J104     243     3,600   SH          Sole              3,600
AMERICAN EXPRESS CO COM     COM  025816109  23,190   155,703   SH          Sole            155,703
AMERICAN INTL GROUP COM     COM  026874107   8,861    80,918   SH          Sole             80,918
APPLE COMPUTER              COM  037833100  27,182   200,140   SH          Sole            200,140
AXA FINANCIAL INC.          COM  002451102   5,566   155,162   SH          Sole            155,162
BEAR STEARNS COS INC COM    COM  073902108   5,955   130,510   SH          Sole            130,510
BELL ATLANTIC CORP COM      COM  077853109     211     3,448   SH          Sole              3,448
BELLSOUTH CORP COM          COM  079860102     256     5,460   SH          Sole              5,460
BIOGEN                      COM  090597105     807    11,550   SH          Sole             11,550
CITIGROUP                   COM  172967101  17,375   290,182   SH          Sole            290,182
DOW JONES                   COM  260561105   6,665    92,808   SH          Sole             92,808
ENZO BIOCHEM                COM  294100102     712    10,250   SH          Sole             10,250
EXXON CORP COM              COM  30231G102     371     4,756   SH          Sole              4,756
FANNIE MAE                  COM  313586109  15,080   266,605   SH          Sole            266,605
FIRST SEC CORP DEL COM      COM  336294103     384    31,960   SH          Sole             31,960
FORD                        COM  345370100   1,115    24,271   SH          Sole             24,271
FREDDIE MAC                 COM  313400301  15,764   356,742   SH          Sole            356,742
GANNETT INC COM             COM  364730101  15,756   223,890   SH          Sole            223,890
GENENTECH                   COM  368710406   1,998    13,145   SH          Sole             13,145
GENERAL MTRS CORP COM       COM  370442105  12,729   153,712   SH          Sole            153,712
GENEVA STEEL CO CL A BB     COM  372252106       5    10,000   SH          Sole             10,000
GOLDMAN SACHS               COM  38141G104   4,199    39,900   SH          Sole             39,900
GREAT ATLANTIC              COM  390064103   3,505   179,750   SH          Sole            179,750
HYBRID MICROGRAPHICS INC.   COM  448990101       0    20,000   SH          Sole             20,000
INTERNATIONAL BUS MACH COM  COM  459200101  13,814   117,070   SH          Sole            117,070
KNIGHT RIDDER INC COM       COM  499040103   3,004    58,605   SH          Sole             58,605
KOHLS CORP                  COM  500255104     605     5,900   SH          Sole              5,900
KROGER                      COM  501044101     657    37,400   SH          Sole             37,400
LUCENT TECHNOLOGIES COM     COM  549463107     206     3,366   SH          Sole              3,366
MANITOWOC INC COM           COM  563571108     351    12,775   SH          Sole             12,775

MARSHALL & ILSLEY CORP COM  COM  571834100     208     3,600   SH          Sole              3,600
MAYTAG                      COM  578592107   1,424    43,000   SH          Sole             43,000
MEDIA GENERAL               COM  584404107   6,280   119,906   SH          Sole            119,906
MERRILL LYNCH & CO INC COM  COM  590188108  19,395   184,718   SH          Sole            184,718
MICROSOFT                   COM  594918104     268     2,519   SH          Sole              2,519
MORGAN STAN DEAN WITTR NEW  COM  617446448  23,353   281,781   SH          Sole            281,781
NAVISTAR                    COM  63934E108   3,918    97,650   SH          Sole             97,650
NEW YORK TIMES CO CL A      COM  650111107  12,547   292,206   SH          Sole            292,206
PAINE WEBBER GROUP INC COM  COM  695629105  14,534   330,326   SH          Sole            330,326
PHARMOS CORP                COM  717139208      74    15,000   SH          Sole             15,000
RELIASTAR FINL CORP COM     COM  75952U103   3,618   106,794   SH          Sole            106,794
SAFEWAY INC COM NEW         COM  786514208   3,828    84,603   SH          Sole             84,603
SBC COMMUN INC COM          COM  78387G103     244     5,786   SH          Sole              5,786
SCHWAB CHARLES CP NEW COM   COM  808513105  26,954   474,444   SH          Sole            474,444
SOUTHWEST AIRLS CO COM      COM  844741108   2,660   127,825   SH          Sole            127,825
TIMES MIRROR CO NEW COM
 SER A                      COM  887364107   4,396    47,300   SH          Sole             47,300
TRIBUNE CO NEW COM          COM  896047107   5,417   148,152   SH          Sole            148,152
UNISYS                      COM  909214108   3,754   146,150   SH          Sole            146,150
WASHINGTON POST             COM  939640108  10,420    19,260   SH          Sole             19,260
WEIS MKTS INC COM           COM  948849104     309     9,100   SH          Sole              9,100
REPORT SUMMARY               51            331,544







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